TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income (loss)		$ 12,665	$ (17,753)	$ 4,713
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate		$ 2,913	$ (4,083)	$ 1,084
Tax adjustment in respect of different tax rate of foreign subsidiary		(141)	(57)	48
Non-deductible expenses and other permanent differences		820	536	197
Deferred taxes on losses for which valuation allowance was provided, net		3,498	2,635	2,402
Foreign withholding taxes		637	637	3,138
Share compensation relating to share options per ASC No. 718		158	3,716	1,517
Income taxes in respect of prior years		671	1,246	(1,388)
Change of tax rate		0	0	(505)
Approved, Privileged and Preferred enterprise loss (benefits)	[1]	(2,170)	(1,086)	(1,457)
Other		241	293	(157)
Actual tax expense		$ 6,627	$ 3,837	$ 4,879
Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status		$ 0.05	$ 0.03	$ 0.03
Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status		$ 0.05	$ 0.03	$ 0.03

[1]	Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status